UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02933

Fidelity Beacon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Tax Managed Stock
Fund

January 31, 2010

1.813075.105

TMG-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.8%
Autoliv, Inc.	1,500	$ 64,215
TRW Automotive Holdings Corp. (a)	28,300	651,749
		715,964
Diversified Consumer Services - 0.5%
Service Corp. International	64,600	495,482
Hotels, Restaurants & Leisure - 1.3%
Las Vegas Sands Corp. (a)	14,800	229,400
Starbucks Corp. (a)	21,500	468,485
Wyndham Worldwide Corp.	24,200	507,958
		1,205,843
Household Durables - 1.0%
iRobot Corp. (a)	15,300	241,740
Tempur-Pedic International, Inc. (a)	9,700	241,433
Whirlpool Corp.	6,300	473,634
		956,807
Media - 1.4%
Viacom, Inc. Class B (non-vtg.) (a)	34,500	1,005,330
Virgin Media, Inc.	20,000	283,800
		1,289,130
Multiline Retail - 1.0%
Macy's, Inc.	30,300	482,679
Target Corp.	9,500	487,065
		969,744
Specialty Retail - 2.1%
AnnTaylor Stores Corp. (a)	17,600	221,056
Best Buy Co., Inc.	19,100	700,015
Genesco, Inc. (a)	21,300	502,254
TJX Companies, Inc.	13,000	494,130
		1,917,455
Textiles, Apparel & Luxury Goods - 2.9%
Hanesbrands, Inc. (a)	29,000	666,130
Phillips-Van Heusen Corp.	17,700	695,433
Polo Ralph Lauren Corp. Class A	12,600	1,033,200
Steven Madden Ltd. (a)	7,100	284,994
		2,679,757
TOTAL CONSUMER DISCRETIONARY		10,230,182
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 9.2%
Beverages - 4.2%
Coca-Cola Enterprises, Inc.	61,400	$ 1,239,666
Constellation Brands, Inc. Class A (sub. vtg.) (a)	102,400	1,646,592
Dr Pepper Snapple Group, Inc.	37,600	1,040,016
		3,926,274
Food & Staples Retailing - 0.6%
Safeway, Inc.	23,500	527,575
Food Products - 3.9%
Bunge Ltd.	10,000	587,900
Chiquita Brands International, Inc. (a)	29,100	426,897
Corn Products International, Inc.	18,400	522,928
Fresh Del Monte Produce, Inc. (a)	23,600	479,788
General Mills, Inc.	7,300	520,563
Tyson Foods, Inc. Class A	76,600	1,058,612
		3,596,688
Personal Products - 0.5%
Herbalife Ltd.	5,900	229,215
NBTY, Inc. (a)	6,200	276,086
		505,301
TOTAL CONSUMER STAPLES		8,555,838
ENERGY - 10.3%
Energy Equipment & Services - 3.5%
National Oilwell Varco, Inc.	16,300	666,670
Noble Corp.	46,300	1,866,816
Oil States International, Inc. (a)	6,200	228,408
Parker Drilling Co. (a)	105,800	508,898
		3,270,792
Oil, Gas & Consumable Fuels - 6.8%
Berry Petroleum Co. Class A	11,000	297,880
Chevron Corp.	33,000	2,379,960
Marathon Oil Corp.	105,000	3,130,050
Williams Companies, Inc.	21,200	441,808
		6,249,698
TOTAL ENERGY		9,520,490
Common Stocks - continued
	Shares	Value
FINANCIALS - 12.2%
Capital Markets - 3.3%
BlackRock, Inc. Class A	14,500	$ 3,100,390
Commercial Banks - 0.5%
Comerica, Inc.	13,400	462,434
Consumer Finance - 3.2%
American Express Co.	67,500	2,542,050
Capital One Financial Corp.	12,100	446,006
		2,988,056
Diversified Financial Services - 3.4%
Bank of America Corp.	207,000	3,142,260
Insurance - 1.3%
Assured Guaranty Ltd.	11,700	265,122
Hartford Financial Services Group, Inc.	18,700	448,613
XL Capital Ltd. Class A	30,000	503,100
		1,216,835
Real Estate Investment Trusts - 0.5%
Developers Diversified Realty Corp. (c)	51,500	424,875
TOTAL FINANCIALS		11,334,850
HEALTH CARE - 11.4%
Health Care Equipment & Supplies - 2.0%
CareFusion Corp. (a)	10,500	270,375
Hospira, Inc. (a)	27,000	1,367,280
Quidel Corp. (a)	16,600	220,448
		1,858,103
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	8,800	239,888
CIGNA Corp.	10,000	337,700
Community Health Systems, Inc. (a)	20,000	652,400
Health Management Associates, Inc. Class A (a)	101,100	671,304
Humana, Inc. (a)	18,300	889,746
Tenet Healthcare Corp. (a)	61,400	340,156
		3,131,194
Pharmaceuticals - 6.0%
King Pharmaceuticals, Inc. (a)	156,700	1,881,967
Mylan, Inc. (a)(c)	35,400	645,342
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	110,300	$ 2,058,198
Sanofi-Aventis	14,014	1,036,220
		5,621,727
TOTAL HEALTH CARE		10,611,024
INDUSTRIALS - 12.3%
Aerospace & Defense - 0.6%
Raytheon Co.	9,700	508,571
Airlines - 0.9%
Alaska Air Group, Inc. (a)	15,400	482,636
Hawaiian Holdings, Inc. (a)	60,000	356,400
		839,036
Building Products - 0.6%
Armstrong World Industries, Inc. (a)	6,800	247,724
Owens Corning (a)	12,100	311,333
		559,057
Commercial Services & Supplies - 0.5%
APAC Customer Services, Inc. (a)	94,200	487,956
Electrical Equipment - 0.2%
Canadian Solar, Inc. (a)	8,300	175,379
Industrial Conglomerates - 4.6%
Siemens AG sponsored ADR (c)	15,000	1,336,650
Tyco International Ltd.	83,425	2,955,748
		4,292,398
Machinery - 4.9%
Bucyrus International, Inc. Class A	8,300	434,754
Ingersoll-Rand Co. Ltd.	34,400	1,116,624
Joy Global, Inc.	9,900	452,826
Navistar International Corp. (a)	24,000	887,760
Oshkosh Co.	45,000	1,623,150
		4,515,114
TOTAL INDUSTRIALS		11,377,511
INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 3.1%
3Com Corp. (a)	189,000	1,408,050
ADC Telecommunications, Inc. (a)(c)	83,900	445,509
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
CommScope, Inc. (a)	18,800	$ 511,548
Harris Corp.	5,400	231,768
Plantronics, Inc.	10,000	264,200
		2,861,075
Computers & Peripherals - 8.6%
Hewlett-Packard Co.	87,200	4,104,503
SanDisk Corp. (a)	24,400	620,248
Seagate Technology	85,000	1,422,050
Western Digital Corp. (a)	47,200	1,793,128
		7,939,929
Electronic Equipment & Components - 2.9%
Arrow Electronics, Inc. (a)	8,800	231,176
Avnet, Inc. (a)	9,000	237,960
CPI International, Inc. (a)	18,700	209,440
Jabil Circuit, Inc.	35,000	506,800
SYNNEX Corp. (a)	9,000	238,230
Tyco Electronics Ltd.	43,000	1,069,840
Vishay Intertechnology, Inc. (a)	29,400	221,676
		2,715,122
IT Services - 0.6%
WNS Holdings Ltd. sponsored ADR (a)	34,200	525,654
Wright Express Corp. (a)	1,800	52,848
		578,502
Office Electronics - 0.7%
Xerox Corp.	75,700	660,104
Semiconductors & Semiconductor Equipment - 2.5%
Amkor Technology, Inc. (a)	71,500	406,835
ASML Holding NV (NY Shares)	14,900	465,625
Fairchild Semiconductor International, Inc. (a)	30,800	276,584
Micron Technology, Inc. (a)	127,900	1,115,288
		2,264,332
Software - 3.6%
Sybase, Inc. (a)	82,292	3,346,816
TOTAL INFORMATION TECHNOLOGY		20,365,880
MATERIALS - 2.6%
Chemicals - 2.0%
Ashland, Inc.	8,400	339,444
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Solutia, Inc. (a)	19,900	$ 273,625
Terra Industries, Inc.	24,000	758,400
W.R. Grace & Co. (a)	19,300	460,884
		1,832,353
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	20,000	544,400
TOTAL MATERIALS		2,376,753
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.9%
AboveNet, Inc. (a)	9,300	545,352
Qwest Communications International, Inc.	291,700	1,228,057
		1,773,409
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. (a)	6,900	225,906
TOTAL TELECOMMUNICATION SERVICES		1,999,315
UTILITIES - 4.2%
Independent Power Producers & Energy Traders - 4.2%
AES Corp.	76,400	964,932
Constellation Energy Group, Inc.	48,700	1,572,036
NRG Energy, Inc. (a)	56,400	1,359,804
		3,896,772
TOTAL COMMON STOCKS (Cost $82,115,548)		90,268,615
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0% to 0.06% 2/11/10 to 4/8/10 (d) (Cost $149,988)	$ 150,000	149,989
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (e)	70,978	$ 70,978
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(e)	2,755,750	2,755,750
TOTAL MONEY MARKET FUNDS (Cost $2,826,728)		2,826,728
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $85,092,264)		93,245,332
NET OTHER ASSETS - (0.6)%		(537,071)
NET ASSETS - 100%		$ 92,708,261
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
36 CME E-mini S&P 500 Index Contracts	March 2010	$ 1,926,720	$ (24,616)
The face value of futures purchased as a percentage of net assets - 2.1%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $149,989.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 617
Fidelity Securities Lending Cash Central Fund	3,636
Total	$ 4,253
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,230,182	$ 10,230,182	$ -	$ -
Consumer Staples	8,555,838	8,555,838	-	-
Energy	9,520,490	9,520,490	-	-
Financials	11,334,850	11,334,850	-	-
Health Care	10,611,024	9,574,804	1,036,220	-
Industrials	11,377,511	11,377,511	-	-
Information Technology	20,365,880	20,365,880	-	-
Materials	2,376,753	2,376,753	-	-
Telecommunication Services	1,999,315	1,999,315	-	-
Utilities	3,896,772	3,896,772	-	-
U.S. Government and Government Agency Obligations	149,989	-	149,989	-
Money Market Funds	2,826,728	2,826,728	-	-
Total Investments in Securities:	$ 93,245,332	$ 92,059,123	$ 1,186,209	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (24,616)	$ (24,616)	$ -	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $85,148,981. Net unrealized appreciation aggregated $8,096,351, of which $11,161,056 related to appreciated investment securities and $3,064,705 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Tax Managed
Stock Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2010

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Tax Managed Stock Fund

1.889800.100

ATMG-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.8%
Autoliv, Inc.	1,500	$ 64,215
TRW Automotive Holdings Corp. (a)	28,300	651,749
		715,964
Diversified Consumer Services - 0.5%
Service Corp. International	64,600	495,482
Hotels, Restaurants & Leisure - 1.3%
Las Vegas Sands Corp. (a)	14,800	229,400
Starbucks Corp. (a)	21,500	468,485
Wyndham Worldwide Corp.	24,200	507,958
		1,205,843
Household Durables - 1.0%
iRobot Corp. (a)	15,300	241,740
Tempur-Pedic International, Inc. (a)	9,700	241,433
Whirlpool Corp.	6,300	473,634
		956,807
Media - 1.4%
Viacom, Inc. Class B (non-vtg.) (a)	34,500	1,005,330
Virgin Media, Inc.	20,000	283,800
		1,289,130
Multiline Retail - 1.0%
Macy's, Inc.	30,300	482,679
Target Corp.	9,500	487,065
		969,744
Specialty Retail - 2.1%
AnnTaylor Stores Corp. (a)	17,600	221,056
Best Buy Co., Inc.	19,100	700,015
Genesco, Inc. (a)	21,300	502,254
TJX Companies, Inc.	13,000	494,130
		1,917,455
Textiles, Apparel & Luxury Goods - 2.9%
Hanesbrands, Inc. (a)	29,000	666,130
Phillips-Van Heusen Corp.	17,700	695,433
Polo Ralph Lauren Corp. Class A	12,600	1,033,200
Steven Madden Ltd. (a)	7,100	284,994
		2,679,757
TOTAL CONSUMER DISCRETIONARY		10,230,182
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 9.2%
Beverages - 4.2%
Coca-Cola Enterprises, Inc.	61,400	$ 1,239,666
Constellation Brands, Inc. Class A (sub. vtg.) (a)	102,400	1,646,592
Dr Pepper Snapple Group, Inc.	37,600	1,040,016
		3,926,274
Food & Staples Retailing - 0.6%
Safeway, Inc.	23,500	527,575
Food Products - 3.9%
Bunge Ltd.	10,000	587,900
Chiquita Brands International, Inc. (a)	29,100	426,897
Corn Products International, Inc.	18,400	522,928
Fresh Del Monte Produce, Inc. (a)	23,600	479,788
General Mills, Inc.	7,300	520,563
Tyson Foods, Inc. Class A	76,600	1,058,612
		3,596,688
Personal Products - 0.5%
Herbalife Ltd.	5,900	229,215
NBTY, Inc. (a)	6,200	276,086
		505,301
TOTAL CONSUMER STAPLES		8,555,838
ENERGY - 10.3%
Energy Equipment & Services - 3.5%
National Oilwell Varco, Inc.	16,300	666,670
Noble Corp.	46,300	1,866,816
Oil States International, Inc. (a)	6,200	228,408
Parker Drilling Co. (a)	105,800	508,898
		3,270,792
Oil, Gas & Consumable Fuels - 6.8%
Berry Petroleum Co. Class A	11,000	297,880
Chevron Corp.	33,000	2,379,960
Marathon Oil Corp.	105,000	3,130,050
Williams Companies, Inc.	21,200	441,808
		6,249,698
TOTAL ENERGY		9,520,490
Common Stocks - continued
	Shares	Value
FINANCIALS - 12.2%
Capital Markets - 3.3%
BlackRock, Inc. Class A	14,500	$ 3,100,390
Commercial Banks - 0.5%
Comerica, Inc.	13,400	462,434
Consumer Finance - 3.2%
American Express Co.	67,500	2,542,050
Capital One Financial Corp.	12,100	446,006
		2,988,056
Diversified Financial Services - 3.4%
Bank of America Corp.	207,000	3,142,260
Insurance - 1.3%
Assured Guaranty Ltd.	11,700	265,122
Hartford Financial Services Group, Inc.	18,700	448,613
XL Capital Ltd. Class A	30,000	503,100
		1,216,835
Real Estate Investment Trusts - 0.5%
Developers Diversified Realty Corp. (c)	51,500	424,875
TOTAL FINANCIALS		11,334,850
HEALTH CARE - 11.4%
Health Care Equipment & Supplies - 2.0%
CareFusion Corp. (a)	10,500	270,375
Hospira, Inc. (a)	27,000	1,367,280
Quidel Corp. (a)	16,600	220,448
		1,858,103
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	8,800	239,888
CIGNA Corp.	10,000	337,700
Community Health Systems, Inc. (a)	20,000	652,400
Health Management Associates, Inc. Class A (a)	101,100	671,304
Humana, Inc. (a)	18,300	889,746
Tenet Healthcare Corp. (a)	61,400	340,156
		3,131,194
Pharmaceuticals - 6.0%
King Pharmaceuticals, Inc. (a)	156,700	1,881,967
Mylan, Inc. (a)(c)	35,400	645,342
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	110,300	$ 2,058,198
Sanofi-Aventis	14,014	1,036,220
		5,621,727
TOTAL HEALTH CARE		10,611,024
INDUSTRIALS - 12.3%
Aerospace & Defense - 0.6%
Raytheon Co.	9,700	508,571
Airlines - 0.9%
Alaska Air Group, Inc. (a)	15,400	482,636
Hawaiian Holdings, Inc. (a)	60,000	356,400
		839,036
Building Products - 0.6%
Armstrong World Industries, Inc. (a)	6,800	247,724
Owens Corning (a)	12,100	311,333
		559,057
Commercial Services & Supplies - 0.5%
APAC Customer Services, Inc. (a)	94,200	487,956
Electrical Equipment - 0.2%
Canadian Solar, Inc. (a)	8,300	175,379
Industrial Conglomerates - 4.6%
Siemens AG sponsored ADR (c)	15,000	1,336,650
Tyco International Ltd.	83,425	2,955,748
		4,292,398
Machinery - 4.9%
Bucyrus International, Inc. Class A	8,300	434,754
Ingersoll-Rand Co. Ltd.	34,400	1,116,624
Joy Global, Inc.	9,900	452,826
Navistar International Corp. (a)	24,000	887,760
Oshkosh Co.	45,000	1,623,150
		4,515,114
TOTAL INDUSTRIALS		11,377,511
INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 3.1%
3Com Corp. (a)	189,000	1,408,050
ADC Telecommunications, Inc. (a)(c)	83,900	445,509
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
CommScope, Inc. (a)	18,800	$ 511,548
Harris Corp.	5,400	231,768
Plantronics, Inc.	10,000	264,200
		2,861,075
Computers & Peripherals - 8.6%
Hewlett-Packard Co.	87,200	4,104,503
SanDisk Corp. (a)	24,400	620,248
Seagate Technology	85,000	1,422,050
Western Digital Corp. (a)	47,200	1,793,128
		7,939,929
Electronic Equipment & Components - 2.9%
Arrow Electronics, Inc. (a)	8,800	231,176
Avnet, Inc. (a)	9,000	237,960
CPI International, Inc. (a)	18,700	209,440
Jabil Circuit, Inc.	35,000	506,800
SYNNEX Corp. (a)	9,000	238,230
Tyco Electronics Ltd.	43,000	1,069,840
Vishay Intertechnology, Inc. (a)	29,400	221,676
		2,715,122
IT Services - 0.6%
WNS Holdings Ltd. sponsored ADR (a)	34,200	525,654
Wright Express Corp. (a)	1,800	52,848
		578,502
Office Electronics - 0.7%
Xerox Corp.	75,700	660,104
Semiconductors & Semiconductor Equipment - 2.5%
Amkor Technology, Inc. (a)	71,500	406,835
ASML Holding NV (NY Shares)	14,900	465,625
Fairchild Semiconductor International, Inc. (a)	30,800	276,584
Micron Technology, Inc. (a)	127,900	1,115,288
		2,264,332
Software - 3.6%
Sybase, Inc. (a)	82,292	3,346,816
TOTAL INFORMATION TECHNOLOGY		20,365,880
MATERIALS - 2.6%
Chemicals - 2.0%
Ashland, Inc.	8,400	339,444
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Solutia, Inc. (a)	19,900	$ 273,625
Terra Industries, Inc.	24,000	758,400
W.R. Grace & Co. (a)	19,300	460,884
		1,832,353
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	20,000	544,400
TOTAL MATERIALS		2,376,753
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.9%
AboveNet, Inc. (a)	9,300	545,352
Qwest Communications International, Inc.	291,700	1,228,057
		1,773,409
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. (a)	6,900	225,906
TOTAL TELECOMMUNICATION SERVICES		1,999,315
UTILITIES - 4.2%
Independent Power Producers & Energy Traders - 4.2%
AES Corp.	76,400	964,932
Constellation Energy Group, Inc.	48,700	1,572,036
NRG Energy, Inc. (a)	56,400	1,359,804
		3,896,772
TOTAL COMMON STOCKS (Cost $82,115,548)		90,268,615
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0% to 0.06% 2/11/10 to 4/8/10 (d) (Cost $149,988)	$ 150,000	149,989
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (e)	70,978	$ 70,978
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(e)	2,755,750	2,755,750
TOTAL MONEY MARKET FUNDS (Cost $2,826,728)		2,826,728
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $85,092,264)		93,245,332
NET OTHER ASSETS - (0.6)%		(537,071)
NET ASSETS - 100%		$ 92,708,261
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
36 CME E-mini S&P 500 Index Contracts	March 2010	$ 1,926,720	$ (24,616)
The face value of futures purchased as a percentage of net assets - 2.1%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $149,989.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 617
Fidelity Securities Lending Cash Central Fund	3,636
Total	$ 4,253
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,230,182	$ 10,230,182	$ -	$ -
Consumer Staples	8,555,838	8,555,838	-	-
Energy	9,520,490	9,520,490	-	-
Financials	11,334,850	11,334,850	-	-
Health Care	10,611,024	9,574,804	1,036,220	-
Industrials	11,377,511	11,377,511	-	-
Information Technology	20,365,880	20,365,880	-	-
Materials	2,376,753	2,376,753	-	-
Telecommunication Services	1,999,315	1,999,315	-	-
Utilities	3,896,772	3,896,772	-	-
U.S. Government and Government Agency Obligations	149,989	-	149,989	-
Money Market Funds	2,826,728	2,826,728	-	-
Total Investments in Securities:	$ 93,245,332	$ 92,059,123	$ 1,186,209	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (24,616)	$ (24,616)	$ -	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $85,148,981. Net unrealized appreciation aggregated $8,096,351, of which $11,161,056 related to appreciated investment securities and $3,064,705 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Beacon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Beacon Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2010